Accumulated Other Comprehensive (Loss) / Income (Tables)	6 Months Ended
Jun. 30, 2013
Accumulated Other Comprehensive (Loss) / Income [Abstract]
Changes in AOCI by Component
Unrealized Gain / (Loss) on cash flow hedges
AOCI — Balance, January 1, 2013	$(651,896)

OCI before reclassifications	986,049
Amounts reclassified from AOCI	(211,203)
Net current-period OCI	774,846

AOCI — Balance, June 30, 2013	$122,950

Reclassification out of AOCI
Details about AOCI Components	Amount Reclassified from AOCI	Affected Line Item in the Statement Where Net Income is Presented
Gains and losses on cash flow hedges
Interest rate contracts	$211,203	Interest and finance costs

Total reclassifications for the period	$211,203